Income Taxes - Schedule of Reconciliation of U.S. Federal Statutory Income Tax Rate and Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Tax computed at federal statutory rate	21.00%	21.00%
State tax, net of federal tax benefit	3.00%	4.40%
Stock compensation	(0.20%)	(0.20%)
Permanent differences	(8.90%)	(2.30%)
163(I) Interest	0.00%	(0.90%)
R&D tax credits	0.10%	0.10%
Other	0.00%	(0.10%)
Valuation allowance	(15.00%)	(22.00%)
Income tax expense (benefit)	0.00%	0.00%